UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05681

ND Tax-Free Fund, Inc.
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code:701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

ND TAX-FREE FUND, INC.
Schedule of Investments March 30, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NORTH DAKOTA MUNICIPAL BONDS (95.9%)

#Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.750%	12/01/2011	$750,000	$753,750
Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.875	12/01/2015	750,000	753,750
Fargo, ND School District Bldg. Auth. Lease Rev.	A-1/NR	5.750	05/01/2018	500,000	521,880
Grand Forks, ND Ref. & Impvt. G.O. AMBAC	Aaa/NR	5.000	12/01/2024	100,000	105,074
*Grand Forks, ND Health Care Rev. (Altru Health) MBIA	Aaa/AAA	5.400	08/15/2012	1,000,000	1,033,690
Grand Forks, ND (Aurora Project) Sales Tax Rev. MBIA	Aaa/AAA	5.625	12/15/2029	750,000	764,805
Mercer Cty., ND (NW Public Svc.) Rev. Ref. MBIA	Aaa/AAA	5.850	06/01/2023	630,000	630,000
City of Minot (Highway Bonds) G.O. MBIA	Aaa/AAA	5.000	10/01/2023	555,000	585,952
*ND Blding. Auth. Lease Rev. MBIA	Aaa/AAA	5.000	12/01/2022	1,020,000	1,076,080
#ND State Board of Hgr. Educ. (ND St. Univ. Hsg.)	A-1/NR	5.600	04/01/2029	1,035,000	1,080,157
ND State Board of Hgr. Educ. (ND St. Univ.) AMBAC	Aaa/AAA	5.100	04/01/2032	500,000	518,970
#ND State Board of Higher Educ. (Univ. ND Hsg) Rev. FGIC	Aaa/AAA	5.000	04/01/2032	1,000,000	1,046,240
ND Student Loan Rev. AMBAC	Aaa/AAA	6.300	07/01/2012	100,000	100,002
ND Student Loan Rev. AMBAC	Aaa/AAA	6.350	07/01/2013	250,000	250,003
ND Student Loan Rev. AMBAC	Aaa/AAA	6.400	07/01/2014	400,000	400,004
#ND State Water Commission Devl. Rev. AMBAC	Aaa/AAA	5.750	07/01/2027	1,000,000	1,009,080
*Oliver Cty., ND (Square Butte Elec. Coop) Pollution Control Rev. AMBAC	Aaa/AAA	5.300	01/01/2027	2,095,000	2,180,623
*Ward Cty., ND Health Care (Trinity Medical Center)	NR/BBB+	6.250	07/01/2026	1,750,000	1,804,897

TOTAL NORTH DAKOTA MUNICIPAL BONDS (COST: $14,370,202)					$14,614,957

SHORT-TERM SECURITIES (2.9%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $444,982)				444,982	$444,982

TOTAL INVESTMENTS IN SECURITIES (COST: $14,815,184)					$15,059,939
OTHER ASSETS LESS LIABILITIES					175,215

NET ASSETS					$15,235,154

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At March 30, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $14,815,184.  The net unrealized appreciation of investments based on the cost was $244,755, which is comprised of $248,797 aggregate gross unrealized appreciation and $4,042 aggregate gross unrealized depreciation.  Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Item 2. Controls and Procedures

(a)           The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report").  The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)           There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)       Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ND Tax-Free Fund, Inc.

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: May 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ND Tax-Free Fund, Inc.

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: May 31, 2007

BY: /s/Laura Anderson
 LAURA ANDERSON
TREASURER

Date: May 31, 2007